LORD ABBETT SECURITIES TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 4, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 60 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on February 27, 2009.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Sincerely yours,

/s/ Cirila Stephens

Cirila Stephens
Paralegal
Lord, Abbett & Co. LLC